Contingencies and commitments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Total commitments for capital expenditure	$ 8	$ 10
Joint ventures [member]
Disclosure of contingent liabilities [line items]
Capital and other commitments	$ 16
Associates [member]
Disclosure of contingent liabilities [line items]
Capital and other commitments		$ 3